Business, Basis of Presentation and Summary of Significant Accounting Policies - Revisions of Loans by Credit Quality Indicators (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	$ 5,734,438	$ 5,920,175	$ 6,066,225
Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	4,359,720	4,355,942	4,082,893
Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	1,239,525	1,380,428	1,354,755
Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	27,985	68,965	497,626
Consumer loans and overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	107,208	114,840	130,951
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	5,678,007	5,870,758	6,016,604
Pass | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	4,322,857	4,323,581	4,057,597
Pass | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	1,225,901	1,369,434	1,334,543
Pass | Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	27,985	68,965	497,626
Pass | Consumer loans and overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	101,264	108,778	126,838
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	30,828	29,305	38,450
Substandard | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	15,811	16,781	20,225
Substandard | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	9,073	6,462	14,112
Substandard | Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Substandard | Consumer loans and overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	5,944	6,062	4,113
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	559	589	0
Doubtful | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Doubtful | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	559	589	0
Doubtful | Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Doubtful | Consumer loans and overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Loss | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Loss | Commercial loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Loss | Loans to financial institutions and acceptances
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Loss | Consumer loans and overdrafts
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Non-owner occupied | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	1,852,903	1,809,356	1,713,104
Non-owner occupied | Pass | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	1,844,618	1,802,573	1,711,595
Non-owner occupied | Substandard | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	222	489
Non-owner occupied | Doubtful | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Non-owner occupied | Loss | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Multi-family residential | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	878,239	909,439	839,709
Multi-family residential | Pass | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	877,574	909,439	839,709
Multi-family residential | Substandard | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	665	0	0
Multi-family residential | Doubtful | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Multi-family residential | Loss | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Land development and construction loans | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	291,416	326,644	406,940
Land development and construction loans | Pass | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	291,416	326,644	406,940
Land development and construction loans | Substandard | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Land development and construction loans | Doubtful | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Land development and construction loans | Loss | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Commercial real estate | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	3,022,558	3,045,439	2,959,753
Commercial real estate | Pass | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	3,013,608	3,038,656	2,958,244
Commercial real estate | Substandard | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	665	222	489
Commercial real estate | Doubtful | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Commercial real estate | Loss | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Single-family residential | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	535,306	533,481	512,754
Single-family residential | Pass | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	528,792	526,373	506,885
Single-family residential | Substandard | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	6,514	7,108	5,869
Single-family residential | Doubtful | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Single-family residential | Loss | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Owner-occupied | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	801,856	777,022	610,386
Owner-occupied | Pass | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	780,457	758,552	592,468
Owner-occupied | Substandard | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	8,632	9,451	13,867
Owner-occupied | Doubtful | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	0	0	0
Owner-occupied | Loss | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Loans held for investment, gross	$ 0	$ 0	$ 0